Warrant Liabilities - Additional Information (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Fair value loss on warrant liability	SFr 12,100	SFr (200)	SFr 4,117	SFr (12,145)